Transactions with Related Parties - Consolidated Statements of (Loss)/Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction
Revenues (c)	$ 701	$ 9,976	$ 9,344
Vessel operating expenses	4,221	4,466	4,330
General and administrative expenses (d)	5,713	6,236	6,253
Capital Maritime And Trading Corp.
Related Party Transaction
Revenues (c)	701	9,976	9,344
Vessel operating expenses	4,221	4,466	4,330
General and administrative expenses (d)	$ 1,922	$ 1,983	$ 2,076